Convertible Preferred Shares and Shareholders' Equity (Deficit) (Details) $ / shares in Units, $ in Thousands	Mar. 22, 2022 USD ($) Vote $ / shares	Jun. 30, 2023 $ / shares shares	Mar. 20, 2023 $ / shares shares	Mar. 16, 2023 $ / shares shares	Dec. 31, 2022 $ / shares shares
Convertible Preferred Shares and Shareholders' Equity (Deficit)
Number of Class A ordinary shares on conversion			267,939
Class A ordinary shares, par value per share | $ / shares			$ 0.0001	$ 0.0001	$ 0.001
Exchange ratio for Class A ordinary shares pursuant to the business combination		108.083	108.083	108.083
Class A ordinary shares authorized				300,000,000	17,437
Preferred shares, shares authorized		1,000,000		1,000,000	0
Preferred shares, par value per share | $ / shares		$ 0.0001		$ 0.0001	$ 0.0001
Preferred shares, shares issued		0			0
Preferred shares, shares outstanding		0			0
Series A-1 convertible preferred shares, minimum gross aggregate subscription with respect to new Ordinary Shares required for conversion | $	$ 50,000
Anti-Dilution, percentage of ownership interest to be maintained	18.00%
Series A-1 convertible preferred shares, dividends declared | $	$ 0
Series A-1 convertible preferred shares, liquidation preference per share | $ / shares	$ 131
Series A-1 convertible preferred shares, number of votes per share | Vote	1
Anti-Dilution, minimum equity to be raised | $	$ 20,000
Anti-Dilution, minimum gross aggregate subscription amount required for expiration of provision | $	$ 50,000
Legacy Zura
Convertible Preferred Shares and Shareholders' Equity (Deficit)
Class A ordinary shares, par value per share | $ / shares			$ 0.001
Agreement with Pfizer
Convertible Preferred Shares and Shareholders' Equity (Deficit)
Anti-Dilution, percentage of ownership interest to be maintained	18.00%
Minimum value of capital to be raised for not being subject to anti-dilution | $	$ 30,000